Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 123,015	€ 113,766
Financial liabilities at fair value through profit or loss	94,638	93,019
Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	69,407	73,587
Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	58,227	52,655
Deposits from banks | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	2,064	3,809
Customer deposits | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	97	1
Trading liabilities, funds on deposit | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	10,337	5,715
Funds entrusted designated and measured at fair value through profit or loss | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	45,729	43,131
Loans and advances to banks | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,251	19,395
Loans and advances to customers | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	499	1,306
Trading assets, loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,121	9,732
Loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 51,536	€ 43,153